SCHEDULE OF REMAINING DEFERRED GRANTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Grants
2021		$ 245,211
2022		245,211
2023		187,995
Total deferred grants		678,417
less: current portion		(245,211)	$ (229,826)
Deferred grants- non-current		$ 433,206	$ 635,851